Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies.
Schedule of capital commitments

	Total	Less than One Year	1‑3 Years	3‑5 Years	Over 5 Years
Capital commitments	2,920,561	2,798,736	121,825	—	—

Schedule of purchase obligations

	Total	Less than One Year	1‑3 Years	3‑5 Years	Over 5 Years
Purchase obligations	11,798,199	11,798,199	—	—	—